Capital Stock (Details 2)	12 Months Ended
Aug. 31, 2020 $ / shares shares
Statement Line Items [Line Items]
Number of warrants (in shares)	3,289,938
Private placement financing agent warrants dated September 26, 2016 [Member]
Statement Line Items [Line Items]
Number of warrants (in shares)	214,285
Exercise price (in dollars per share) | $ / shares	$ 0.9515
Private placement financing agent warrants dated September 1, 2016 [Member]
Statement Line Items [Line Items]
Number of warrants (in shares)	73,616
Exercise price (in dollars per share) | $ / shares	$ 0.8718
Convertible Debenture Warrants [Member]
Statement Line Items [Line Items]
Number of warrants (in shares)	3,002,037
Exercise price (in dollars per share) | $ / shares	$ 1.2125